Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2020	2019
Prepaid expenses	$6,571	$3,258
Other non-trade receivables	1,059	56
Installment Receivable (Note 16)	14,131	—

	$21,761	$3,314

Prepaid and other current assets consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Prepaid expenses	$5,145	$3,258
Interest receivable	296	56

	$5,441	$3,314